Share-Based Payments - Performance Related Incentive Plan For Disruptive Growth Function - Additional Information (Detail) - Performance Share Unit [Member] pure in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement vesting requirements	The units vest after 5 years provided a performance test is met
Senior Management [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	2.0	2.4
Executive Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.2
Share based arrangement vesting requirements	Senior leaders who are considered to be instrumental in achieving our long-term growth agenda over the next 10 years